Note 2 - Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Customer 1 [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer 1 [Member] Accounts Receivable [Member]	Jun. 30, 2013 Customer 1 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2012 Customer 1 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2013 Customer 2 [Member] Accounts Receivable [Member]	Dec. 31, 2012 Customer 2 [Member] Accounts Receivable [Member]	Jun. 30, 2013 Customer 2 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2012 Customer 2 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2013 Customer 3 [Member] Sales Revenue, Product Line [Member]	Jun. 30, 2012 Customer 3 [Member] Sales Revenue, Product Line [Member]	Dec. 31, 2012 Accounts Receivable [Member]	Jun. 30, 2013 Sales Revenue, Product Line [Member]	Jun. 30, 2012 Sales Revenue, Product Line [Member]	Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Operating Segments	1
Number of Reportable Segments	1
Number of Foreign Customers	1
Concentration Risk, Percentage		64.00%	53.00%	49.00%	47.00%	13.00%	11.00%	13.00%	11.00%	8.00%	9.00%
Number of Customers												2	3	3
Finite-Lived Intangible Asset, Useful Life															5 years	10 years